Long-term Investments- Equity Method Investments (Details) - CNY (¥) ¥ in Thousands			1 Months Ended	12 Months Ended
	Jan. 30, 2019	Sep. 11, 2018	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2021
Long Term Investments, Disclosure [Line Items]
Equity method ownership percent	49.00%	49.00%
Cash consideration	¥ 98,000	¥ 98,000
Equity method investment				¥ 0
Impairment of equity method investments				¥ 0	¥ 0	¥ 0
Changzhou Huixiang New Energy Auto Parts Co., Ltd
Long Term Investments, Disclosure [Line Items]
Cash consideration			¥ 30,000
Equity method investment							¥ 73,500
Investee A
Long Term Investments, Disclosure [Line Items]
Ownership percent		51.00%